MORGAN STANLEY DEAN WITTER GROWTH FUND Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS September 30, 1998

DEAR SHAREHOLDER:

During the third quarter of 1998, the stock market became increasingly volatile and corrected sharply from highs seen earlier in the year. Although the market has since bounced back, the downturn has been blamed on valuation levels, the situation in Asia and financial problems in Russia. Despite these continuing macroeconomic concerns, the Fund's sub-adviser, Morgan Stanley Asset Management Inc. (MSAM), remains optimistic about companies with strong balance sheets and solid management that are well positioned to take advantage of acquisition opportunities.

PERFORMANCE

For the six-month period ended September 30, 1998 Morgan Stanley Dean Witter Growth Fund's Class B shares produced a total return of -13.82 percent versus -6.96 percent for the S&P 500 and -8.89 percent for the Lipper Analytical Services, Inc. Growth Fund Index. For the same time period, the Fund's Class A, C and D shares posted total returns of -13.58 percent, -13.99 percent and -13.54 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses.

During the period under review the Fund's technology and health care holdings positively affected performance but did not make up for the negative performance in the consumer cyclical (specifically Continental Airlines) and transportation (General Motors in particular) sectors. The portfolio management team recently has shifted away from cyclical stocks which are affected by changes in consumer spending, due to the team's anticipation of slower economic growth.

MORGAN STANLEY DEAN WITTER GROWTH FUND
LETTER TO THE SHAREHOLDERS September 30, 1998, continued

THE PORTFOLIO

During the past six months, the Fund eliminated its General Motors Corp. holding. In MSAM's view, a lengthy, cash-draining strike has negatively affected the company's ability to repurchase shares. Continental Airlines, Inc. also has been a drag on performance. While the company continues to exceed earnings expectations and is aggressively repurchasing shares, MSAM believes that the prospects of economic difficulty, and the potential for reduced consumer spending, supported a reduction of this stock. The Fund's Cendant Corp. position has been especially troublesome. The company has weathered some highly publicized difficulties over the past several months and, unfortunately, the Fund was affected.

Holdings that contributed positively over the past six months included Microsoft Corp., Cisco Systems, Inc., Warner-Lambert Co., and Lilly (Eli) & Co. Positions that have been increased include Clear Channel Communications, Inc., United Technologies Corp., Loews Corp., and Cisco.

LOOKING AHEAD

The Fund will continue to seek out opportunities in today's challenging investing environment. The investment focus remains on three types of stocks: familiar or "classic" long-term growth stories; less familiar companies that are expected to deliver positive earnings surprises; and companies whose stock prices have been driven down by what are perceived to be unfounded fears, but which maintain healthy fundamentals. The Fund will continue to decisively but prudently seek to construct a portfolio that is consistent with this philosophy.

We appreciate your support of Morgan Stanley Dean Witter Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON AND PREFERRED STOCKS (97.3%)
            Aerospace (4.4%)
 360,100    Boeing Co. ..................  $ 12,355,931
 500,900    Gulfstream Aerospace
             Corp.*......................    20,161,225
                                           ------------
                                             32,517,156
                                           ------------
            Airlines (7.0%)
1,362,900   Continental Airlines, Inc.
             (Class B)*..................    51,449,474
                                           ------------
            Beverages (Non-Alcoholic) (2.0%)
 543,400    Coca-Cola Enterprises
             Inc. .......................    13,720,850
                                           ------------

            Broadcasting (6.6%)
 411,011    CBS Corp. ...................     9,967,017
 774,900    Clear Channel Communications,
             Inc.*.......................    36,807,750
  43,300    Tele-Communications Liberty
             Media Group (Class A)*......     1,585,863
                                           ------------
                                             48,360,630
                                           ------------
            Building Materials Chains (3.2%)
 592,200    Home Depot, Inc.*............    23,391,900
                                           ------------

            Computer Software (5.1%)
 336,900    Microsoft Corp.*.............    37,080,056
                                           ------------
            Computers Communications (4.4%)
 517,488    Cisco Systems, Inc.*.........    31,987,258
                                           ------------

            Diversified Financial Services (5.4%)
 183,600    American Express Co. ........    14,251,950
 396,500    Fannie Mae...................    25,475,125
                                           ------------
                                             39,727,075
                                           ------------
            Diversified Manufacturing (10.4%)
 260,200    Tyco International Ltd. .....    14,376,050
 806,400    United Technologies Corp. ...    61,639,199
                                           ------------
                                             76,015,249
                                           ------------
            E.D.P. Services (2.2%)
 301,000    Computer Sciences Corp.*.....    16,404,500
                                           ------------

            Investment Bankers/Brokers/Services (2.0%)
 304,300    Merrill Lynch & Co., Inc. ...    14,416,213
                                           ------------
            Life Insurance (0.9%)
 133,200    Reinsurance Group of America,
             Inc.*.......................     6,893,100
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Major Banks (3.0%)
 112,800    BankAmerica Corp. ...........  $  6,782,100
  42,500    Wells Fargo & Co. ...........    15,087,500
                                           ------------
                                             21,869,600
                                           ------------
            Major Pharmaceuticals (11.5%)
 196,100    Johnson & Johnson*...........    15,344,825
 399,900    Lilly (Eli) & Co. ...........    31,317,169
 498,600    Warner-Lambert Co. ..........    37,644,299
                                           ------------
                                             84,306,293
                                           ------------
            Military/Government/Technical (2.0%)
 184,200    General Motors Corp. (Class
             H)..........................     6,780,863
 511,200    Loral Space & Communications
             Ltd.*.......................     7,540,200
                                           ------------
                                             14,321,063
                                           ------------
            Movies/Entertainment (2.9%)
 238,300    Time Warner, Inc. ...........    20,866,144
                                           ------------

            Multi-Line Insurance (4.7%)
 409,300    Loews Corp. .................    34,534,688
                                           ------------

            Office Equipment & Supplies (2.1%)
 269,800    Knoll, Inc.*.................     5,901,875
 109,100    Pitney Bowes, Inc. ..........     5,734,569
  45,200    Xerox Corp. .................     3,830,700
                                           ------------
                                             15,467,144
                                           ------------
            Other Consumer Services
             (0.6%)
 362,200    Cendant Corp.*...............     4,210,575
                                           ------------

            Package Goods/Cosmetics (3.4%)
 355,600    Procter & Gamble Co. ........    25,225,375
                                           ------------

            Photographic Products (1.2%)
 117,600    Eastman Kodak Co. ...........     9,091,950
                                           ------------

            Property - Casualty Insurers (2.5%)
  91,700    General Re Corp. ............    18,615,100
                                           ------------

            Publishing/Newspapers (0.4%)
 120,000    News Corp. Ltd. (ADR)
             (Australia) (Pref.).........     2,685,000
   1,800    Pulitzer Publishing Co. .....       142,425
                                           ------------
                                              2,827,425
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Retail - Specialty Apparel (1.3%)
  14,000    Gap, Inc. (The)*.............  $    738,500
 289,900    Staples, Inc.*...............     8,515,813
                                           ------------
                                              9,254,313
                                           ------------
            Semiconductors (3.0%)
 256,100    Intel Corp. .................    21,960,575
                                           ------------
            Telecommunication Equipment (2.3%)
 240,000    Lucent Technologies, Inc. ...    16,575,000
                                           ------------

            Tobacco (2.8%)
 444,700    Philip Morris Companies,
             Inc. .......................    20,483,994
                                           ------------

            TOTAL COMMON AND PREFERRED STOCKS
            (Identified Cost
             $538,187,757)...............   711,572,700
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (4.0%)
            REPURCHASE AGREEMENT
$ 29,564    The Bank of New York
             5.00% due 10/01/98
             (dated 09/30/98; proceeds
             $29,568,107) (a)
             (Identified Cost
             $29,564,001)..................     29,564,001
                                              ------------

                                                 VALUE
----------------------------------------------------------
TOTAL INVESTMENTS
(Identified Cost $567,751,758)
(b)..............................     101.3%  $741,136,701

LIABILITIES IN EXCESS OF OTHER
ASSETS...........................      (1.3)    (9,292,300)
                                      -----   ------------

NET ASSETS.......................     100.0%  $731,844,401
                                      =====   ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a)  Collateralized by $27,075,450 U.S. Treasury Note
     5.625% due 05/15/08 valued at $30,155,281 and
     $166 U.S. Treasury Bond 7.25% due 08/15/22 valued at $211.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $207,663,774 and the aggregate gross unrealized depreciation is $34,278,831, resulting in net unrealized appreciation of $173,384,943.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $567,751,758).............................  $741,136,701
Receivable for:
    Investments sold........................................     2,238,530
    Shares of beneficial interest sold......................       362,890
    Dividends...............................................       255,816
    Interest................................................         4,106
Prepaid expenses and other assets...........................       143,146
                                                              ------------
    TOTAL ASSETS............................................   744,141,189
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................    11,067,891
    Investment management fee...............................       486,550
    Plan of distribution fee................................       461,035
    Shares of beneficial interest repurchased...............       234,787
Accrued expenses and other payables.........................        46,525
                                                              ------------
    TOTAL LIABILITIES.......................................    12,296,788
                                                              ------------
    NET ASSETS..............................................  $731,844,401
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $578,932,414
Net unrealized appreciation.................................   173,384,943
Net investment loss.........................................    (2,630,373)
Accumulated net realized loss...............................   (17,842,583)
                                                              ------------
    NET ASSETS..............................................  $731,844,401
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $1,638,152
Shares Outstanding (unlimited authorized, $.01 par value)...       124,971
    NET ASSET VALUE PER SHARE...............................        $13.11
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $13.84
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $728,581,575
Shares Outstanding (unlimited authorized, $.01 par value)...    55,894,340
    NET ASSET VALUE PER SHARE...............................        $13.03
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $1,604,932
Shares Outstanding (unlimited authorized, $.01 par value)...       123,706
    NET ASSET VALUE PER SHARE...............................        $12.97
                                                              ============
CLASS D SHARES:
Net Assets..................................................       $19,742
Shares Outstanding (unlimited authorized, $.01 par value)...         1,501
    NET ASSET VALUE PER SHARE...............................        $13.15
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND

STATEMENT OF OPERATIONS
For the year ended September 30, 1998 (unaudited)
NET INVESTMENT INCOME:
INCOME
Dividends...................................................  $   3,734,425
Interest....................................................        497,139
                                                              -------------

    TOTAL INCOME............................................      4,231,564
                                                              -------------

EXPENSES
Investment management fee...................................      3,371,510
Plan of distribution fee (Class A shares)...................          1,846
Plan of distribution fee (Class B shares)...................      2,788,718
Plan of distribution fee (Class C shares)...................          6,209
Transfer agent fees and expenses............................        468,209
Shareholder reports and notices.............................        103,865
Registration fees...........................................         39,736
Professional fees...........................................         36,793
Custodian fees..............................................         22,628
Trustees' fees and expenses.................................         10,619
Other.......................................................         11,804
                                                              -------------

    TOTAL EXPENSES..........................................      6,861,937
                                                              -------------

    NET INVESTMENT LOSS.....................................     (2,630,373)
                                                              -------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................    (18,825,847)
Net change in unrealized appreciation.......................    (97,945,443)
                                                              -------------

    NET LOSS................................................   (116,771,290)
                                                              -------------

NET DECREASE................................................  $(119,401,663)
                                                              =============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX        FOR THE YEAR
                                                         MONTHS ENDED           ENDED
                                                      SEPTEMBER 30, 1998   MARCH 31, 1998*
------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.................................    $  (2,630,373)      $  (5,271,022)
Net realized gain (loss)............................      (18,825,847)        237,138,133
Net change in unrealized appreciation...............      (97,945,443)         58,221,456
                                                        -------------       -------------

    NET INCREASE (DECREASE).........................     (119,401,663)        290,088,567
                                                        -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
GAIN:
Class A shares......................................               --             (85,555)
Class B shares......................................               --        (285,764,089)
Class C shares......................................               --             (72,388)
Class D shares......................................               --          (4,322,077)
                                                        -------------       -------------

    TOTAL DISTRIBUTIONS.............................               --        (290,244,109)
                                                        -------------       -------------

Net increase (decrease) from transactions in shares
 of beneficial interest.............................      (42,945,099)        166,818,675
                                                        -------------       -------------

    NET INCREASE (DECREASE).........................     (162,346,762)        166,663,133

NET ASSETS:
Beginning of period.................................      894,191,163         727,528,030
                                                        -------------       -------------
    END OF PERIOD
    (Including a net investment loss of
    $2,630,373 and $0, respectively)................    $ 731,844,401       $ 894,191,163
                                                        =============       =============

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.
                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Asset Management Inc. (the "Sub-Advisor") an affiliate of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty

MORGAN STANLEY DEAN WITTER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1998 (unaudited) continued

days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.80% of the portion of net assets

MORGAN STANLEY DEAN WITTER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1998 (unaudited) continued

not exceeding $750 million; 0.75% of the portion of daily net assets exceeding $750 million but not $1.5 billion and 0.70% of the portion of daily net assets in excess of $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current

MORGAN STANLEY DEAN WITTER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1998 (unaudited) continued

shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $18,773,011 at September 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $316,595 and $723, respectively and received $35,701 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1998 aggregated $437,617,055 and $489,703,782, respectively.

MORGAN STANLEY DEAN WITTER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1998 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $3,800.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

[CAPTION]

                                                                     FOR THE SIX                 FOR THE YEAR
                                                                    MONTHS ENDED                     ENDED
                                                                 SEPTEMBER 30, 1998             MARCH 31, 1998*
                                                              -------------------------   ---------------------------
                                                                     (UNAUDITED)
                                                                SHARES        AMOUNT        SHARES         AMOUNT
                                                              ----------   ------------   -----------   -------------
CLASS A SHARES
Sold........................................................     106,853   $  1,563,034        37,956   $     633,209
Reinvestment of distributions...............................          --             --         5,054          77,016
Redeemed....................................................     (24,509)      (347,192)         (383)         (6,771)
                                                              ----------   ------------   -----------   -------------
Net increase - Class A......................................      82,344      1,215,842        42,627         703,454
                                                              ----------   ------------   -----------   -------------
CLASS B SHARES
Sold........................................................   3,282,337     48,212,029     4,545,691      77,314,601
Reinvestment of distributions...............................          --             --    16,919,027     264,591,495
Redeemed....................................................  (6,450,076)   (93,795,927)  (10,620,556)   (180,817,478)
                                                              ----------   ------------   -----------   -------------
Net increase (decrease) - Class B...........................  (3,167,739)   (45,583,898)   10,844,162     161,088,618
                                                              ----------   ------------   -----------   -------------
CLASS C SHARES
Sold........................................................     103,944      1,527,224        32,145         541,605
Reinvestment of distributions...............................          --             --         4,683          71,691
Redeemed....................................................      (8,249)      (115,105)       (8,817)       (152,695)
                                                              ----------   ------------   -----------   -------------
Net increase - Class C......................................      95,695      1,412,119        28,011         460,601
                                                              ----------   ------------   -----------   -------------
CLASS D SHARES
Sold........................................................         749         10,838     1,361,485      25,004,121
Reinvestment of distributions...............................          --             --           182           2,817
Redeemed....................................................          --             --    (1,360,915)    (20,440,936)
                                                              ----------   ------------   -----------   -------------
Net increase - Class D......................................         749         10,838           752       4,566,002
                                                              ----------   ------------   -----------   -------------
Net increase (decrease) in Fund.............................  (2,988,951)  $(42,945,099)   10,915,552   $ 166,818,675
                                                              ==========   ============   ===========   =============

---------------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through March 31, 1998.

6. FEDERAL INCOME TAX STATUS

As of March 31, 1998, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX           FOR THE YEAR ENDED MARCH 31,
                                           MONTHS ENDED          ----------------------------------------------------------------
                                       SEPTEMBER 30, 1998++      1998*++         1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                                           (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period..........................              $15.12              $15.09        $15.09        $12.11        $12.10        $11.26
                                               ------              ------        ------        ------        ------        ------

Net investment loss..............               (0.05)              (0.11)        (0.12)        (0.11)        (0.06)        (0.06)

Net realized and unrealized gain
 (loss)..........................               (2.04)               6.07          1.39          3.09          0.07          0.90
                                               ------              ------        ------        ------        ------        ------

Total from investment
 operations......................               (2.09)               5.96          1.27          2.98          0.01          0.84
                                               ------              ------        ------        ------        ------        ------

Less distributions from net
 realized gain...................                  --               (5.93)        (1.27)           --            --            --
                                               ------              ------        ------        ------        ------        ------

Net asset value, end of period...              $13.03              $15.12        $15.09        $15.09        $12.11        $12.10
                                               ======              ======        ======        ======        ======        ======

TOTAL INVESTMENT RETURN+.........              (13.82)%(1)          42.61%         8.31%        24.69%         0.08%         7.46%

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................                1.62%(2)(3)         1.64%         1.73%         1.82%         1.96%         1.93%

Net investment loss..............               (0.62)%(2)(3)       (0.64)%       (0.75)%       (0.72)%       (0.48)%       (0.59)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.......................            $728,582            $893,111      $727,528      $767,170      $697,350      $707,069

Portfolio turnover rate..........                  54%(1)              77%           45%           48%           38%           35%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND

                                                                                          FOR THE PERIOD
                                                                  FOR THE SIX             JULY 28, 1997*
                                                                  MONTHS ENDED               THROUGH
                                                              SEPTEMBER 30, 1998++       MARCH 31, 1998++
---------------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $15.17                   $17.58
                                                                     ------                   ------
Net investment loss.........................................          (0.02)                   (0.04)
Net realized and unrealized gain (loss).....................          (2.04)                    2.28
                                                                     ------                   ------
Total from investment operations............................          (2.06)                    2.24
                                                                     ------                   ------
Less distributions from net realized gain...................             --                    (4.65)
                                                                     ------                   ------
Net asset value, end of period..............................         $13.11                   $15.17
                                                                     ======                   ======
TOTAL INVESTMENT RETURN+....................................         (13.58)%(1)               13.84%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           1.21%(2)(3)              1.33%(2)
Net investment loss.........................................          (0.21)%(2)(3)            (0.34)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $1,638                     $647
Portfolio turnover rate.....................................             54%(1)                   77%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $15.08                   $17.58
                                                                     ------                   ------
Net investment loss.........................................          (0.07)                   (0.11)
Net realized and unrealized gain (loss).....................          (2.04)                    2.26
                                                                     ------                   ------
Total from investment operations............................          (2.11)                    2.15
                                                                     ------                   ------
Less distributions from net realized gain...................             --                    (4.65)
                                                                     ------                   ------
Net asset value, end of period..............................         $12.97                   $15.08
                                                                     ======                   ======
TOTAL INVESTMENT RETURN+....................................         (13.99)%(1)               13.33%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           1.96%(2)(3)              2.02%(2)
Net investment loss.........................................          (0.96)%(2)(3)            (1.00)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $1,605                     $422
Portfolio turnover rate.....................................             54%(1)                   77%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND

                                                                                      FOR THE PERIOD
                                                                  FOR THE SIX         JULY 28, 1997*
                                                                  MONTHS ENDED           THROUGH
                                                              SEPTEMBER 30, 1998++   MARCH 31, 1998++
-----------------------------------------------------------------------------------------------------
                                                                  (unaudited)

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................         $15.21               $17.58
                                                                     ------               ------

Net investment loss.........................................             --                (0.08)

Net realized and unrealized gain (loss).....................          (2.06)                2.36
                                                                     ------               ------

Total from investment operations............................          (2.06)                2.28
                                                                     ------               ------

Less distributions from net realized gain...................             --                (4.65)
                                                                     ------               ------

Net asset value, end of period..............................         $13.15               $15.21
                                                                     ======               ======

TOTAL INVESTMENT RETURN+....................................         (13.54)%(1)           14.09%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           0.96%(2)(3)          1.43%(2)

Net investment income (loss)................................           0.04%(2)(3)         (0.78)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................            $20                  $11

Portfolio turnover rate.....................................             54%(1)               77%

---------------------
 *  The date shares were first issued.
 ++  The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Phillip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

Morgan Stanley Asset Management Inc.







The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fee, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
GROWTH FUND

[PHOTO]

SEMIANNUAL REPORT
SEPTEMBER 30, 1998